CAPITAL RATIOS (Tables)	12 Months Ended
Dec. 31, 2012
Capital Ratios
Schedule of actual capital amounts and ratios

			For Capital		To be Well Capitalized Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	2012
Tier I Capital to Adjusted Total Assets	$65,059,000	10.64%	$24,463,000	4.00%	N/A	N/A

Tier I Capital to Risk Weighted Assets	65,059,000	17.25%	15,082,000	4.00%	N/A	N/A

Total Capital to Risk Weighted Assets	72,572,000	19.25%	30,164,000	8.00%	N/A	N/A

	2011
Tier I Capital to Adjusted Total Assets	$63,570,000	11.59%	$22,509,000	4.00%	N/A	N/A

Tier I Capital to Risk Weighted Assets	63,570,000	17.17%	14,812,000	4.00%	N/A	N/A

Total Capital to Risk Weighted Assets	70,570,000	19.06%	29,624,000	8.00%	N/A	N/A

Bank
Capital Ratios
Schedule of actual capital amounts and ratios

			For Capital		To be Well Capitalized Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	2012
Tier I Capital to Adjusted Total Assets	$67,253,000	11.45%	$23,487,000	4.00%	$29,359,000	5.00%

Tier I Capital to Risk Weighted Assets	67,253,000	17.89%	15,039,000	4.00%	22,558,000	6.00%

Total Capital to Risk Weighted Assets	70,766,000	18.82%	30,077,000	8.00%	37,597,000	10.00%

	2011
Tier I Capital to Adjusted Total Assets	$62,025,000	11.33%	$21,906,000	4.00%	$27,382,000	5.00%

Tier I Capital to Risk Weighted Assets	62,025,000	16.80%	14,767,000	4.00%	22,150,000	6.00%

Total Capital to Risk Weighted Assets	65,033,000	17.62%	29,534,000	8.00%	36,917,000	10.00%